CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Total revenues	¥ 25,042,613,341	$ 3,642,297,046	¥ 26,472,943,454	¥ 21,400,638,092
Cost of revenues	(21,528,868,419)	(3,131,244,043)	(23,481,375,053)	(17,531,299,173)
Gross profit	3,513,744,922	511,053,003	2,991,568,401	3,869,338,919
Selling and marketing	(1,708,270,457)	(248,457,634)	(1,901,358,676)	(1,434,038,816)
General and administrative	(779,423,027)	(113,362,378)	(470,844,706)	(778,766,905)
Provision for advance to suppliers				(799,899)
Impairment of long-lived assets	(14,548,043)	(2,115,925)		(125,524,021)
Research and development	(366,576,571)	(53,316,351)	(294,102,790)	(181,106,128)
Total operating expenses	(2,868,818,098)	(417,252,288)	(2,666,306,172)	(2,520,235,769)
Income from operations	644,926,824	93,800,715	325,262,229	1,349,103,150
Interest expenses, net	(295,692,041)	(43,006,624)	(245,529,598)	(359,296,332)
Subsidy income	52,176,462	7,588,752	147,916,764	168,646,557
Exchange gain/(loss) , net	33,681,095	4,898,712	(114,344,622)	208,811,416
Other income, net	25,817,059	3,754,935	59,646,911	8,768,365
Investment income				4,902,527
(Loss)/gain on disposal of subsidiaries	(9,425,365)	(1,370,862)	257,070	5,017,888
Income from continuing operations before income taxes	407,375,203	59,250,265	148,875,037	1,247,722,561
Income tax expenses	(4,409,523)	(641,339)	(4,628,003)	(257,487,006)
Equity in income/(loss) of affiliated companies	2,609,853	379,587	(2,055,669)
Income from continuing operations, net of tax	405,575,533	58,988,513	142,191,365	990,235,555
Discontinued operations
Gain on disposal of discontinued operations before income taxes				1,007,884,060
Income from discontinued operations before income taxes				48,146,259
Income tax expense, net				(54,466,059)
Income from discontinued operations, net of tax				1,001,564,260
Net income	405,575,533	58,988,513	142,191,365	1,991,799,815
Less: Net (loss)/income attributable to the non-controlling interests from continuing operations	(903,161)	(131,359)	485,676	(432,541)
Less: Net income attributable to the non-controlling interests from discontinued operations				6,044,451
Less: Accretion to redemption value of redeemable non-controlling interests of discontinued operations				159,477,930
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 406,478,694	$ 59,119,872	¥ 141,705,689	¥ 1,826,709,975
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share from continuing operations -
Basic | (per share)	¥ 2.64	$ 0.38	¥ 1.10	¥ 7.87
Diluted | (per share)	2.63	0.38	1.08	7.63
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS from continuing operations -
Basic | (per share)	10.56	1.52	4.40	31.48
Diluted | (per share)	10.52	1.52	4.32	30.52
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share from discontinued operations -
Basic | (per share)				6.64
Diluted | (per share)				6.40
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS from discontinued operations -
Basic | (per share)				26.56
Diluted | (per share)				¥ 25.60
Weighted average ordinary shares outstanding
Basic	153,806,379	153,806,379	128,944,330	125,870,272
Diluted	154,704,166	154,704,166	131,687,230	130,590,441
Interest Rate Swap [Member]
Change in fair value of foreign exchange forward contracts	¥ 9,701,051	$ 1,410,959	¥ (16,122,313)	¥ (10,364,075)
Foreign Exchange Forward [Member]
Change in fair value of foreign exchange forward contracts	(44,089,700)	(6,412,581)	(8,211,404)	(52,561,784)
Third Party [Member]
Total revenues	23,586,834,523	3,430,562,799	24,791,272,869	21,262,113,142
Related Party [Member]
Total revenues	1,455,778,818	211,734,247	1,681,670,585	138,524,950
Foreign Exchange Option [Member]
Change in fair value of foreign exchange forward contracts	(9,720,182)	(1,413,741)
Warrant liability [Member]
Change in fair value of foreign exchange forward contracts				34,937,341
Convertible Senior Notes and Capped Call Options [Member]
Change in fair value of foreign exchange forward contracts				¥ (110,242,492)